Related Party Transactions - Schedule of Accounts Receivable Resulting from the Related Party Transactions (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Trade account receivables	$ 18.2	$ 16.4
Vitol Group of Companies [Member]
Related Party Transaction [Line Items]
Trade account receivables	12.4	11.8
VTTI Group of Companies [Member]
Related Party Transaction [Line Items]
Trade account receivables	$ 5.8	$ 4.6